Annual Total Returns - Fidelity SAI Short-Term Bond Fund [BarChart] - 08.31 Fidelity SAI Bond Funds Combo PRO-04 - Fidelity SAI Short-Term Bond Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Sep. 15, 2020
Fidelity SAI Short-Term Bond Fund
Bar Chart Table:
Annual Return 2021	(0.65%)